EQUIPMENT	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
EQUIPMENT

6. EQUIPMENT

Equipment
$
Cost
Balance, December 31, 2020	-
Additions	105,358
Balance, December 31, 2021	105,358
Additions	1,193,345
Balance, December 31, 2022	1,298,703

Accumulated Amortization
Balance, December 31, 2020	-
Amortization	14,483
Balance, December 31, 2021	14,483
Amortization	176,229
Balance, December 31, 2022	190,712

Carrying value
As at December 31, 2021	90,875
As at December 31, 2022	1,107,991

Equipment is comprised primarily of assets deployed to earn revenues.